Annual Total Returns- DWS California Tax-Free Income Fund (Class T) [BarChart] - Class T - DWS California Tax-Free Income Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.68%	10.64%	(3.69%)	11.62%	2.67%	(0.45%)	5.07%	0.27%	7.44%	3.30%